Operating assets and liabilities - Intangible assets - Amortisation and Impairment Losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	kr 1,000	kr 427
Cost of goods sold
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	208	193
Sales and distribution costs
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	15	15
Research and development costs
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	769	211
Administrative costs
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	2	3
Other operating income, net
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	kr 6	kr 5